OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - CAD ($)		3 Months Ended
	May 01, 2021	Jun. 30, 2022
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
Lease liability	$ 100,877	$ 86,019
Undiscounted value	$ 134,766
Discount rate	12.00%
Description pf lease payments	lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI